                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05151
                                  -----------------------------------------

                          J.P. Morgan Mutual Fund Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  522 Fifth Avenue, New York,               NY 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   -----------------------------
Date of fiscal year end:  October 31, 2004
                        --------------------------------------------------------

Date of reporting period:  July 31, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        JPMORGAN FLEMING ASIA EQUITY FUND


                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (Unaudited)


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING ASIA EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

    SHARES                    ISSUER                                                   VALUE
---------------------------------------------------------------------------------------------------
       LONG - TERM INVESTMENTS - 100.0%

                  COMMON STOCKS -- 99.5%
                  CHINA -- 3.6%
      2,200,000   China Petroleum & Chemical Corp., Class H (f)                  $          867,054
      1,900,000   China Telecom Corp., LTD, Class H (f)                                     632,544
                                                                                 ------------------
                                                                                          1,499,598

                  HONG KONG (CHINA) -- 22.5%
        150,000   Bank of East Asia LTD (f)                                                 424,543
        150,000   Cheung Kong Holdings LTD (f)                                            1,110,088
        500,000   China Merchants Holdings International Co., LTD (f)                       701,106
        400,000   China Mobile Hong Kong LTD (f)                                          1,159,940
        100,000   China Resources Enterprise LTD (f)                                        122,946
        600,000   CITIC International Financial Holdings LTD (f)                            213,343
      1,300,000   CNOOC LTD (f)                                                             625,158
        500,000   COSCO Pacific LTD (f)                                                     710,174
        130,000   Esprit Holdings LTD (f)                                                   578,009
        120,000   Henderson Land Development Co., LTD (f)                                   527,363
        300,000   Hysan Development Co., LTD (f)                                            539,072
        125,000   Sun Hung Kai Properties LTD (f)                                         1,056,743
        180,000   The Wharf Holdings LTD (f)                                                553,808
        750,000   Wheelock & Co., LTD (f)                                                   975,602
                                                                                 ------------------
                                                                                          9,297,895

                  INDIA -- 1.3%
         90,000   Gujarat Ambuja, GDR                                                       538,200

                  INDONESIA -- 5.2%
        450,000   Astra International TBK PT (f)                                            272,956
      3,982,500   Bank Mandiri Persero TBK PT (f)                                           543,873
     11,147,000   Bumi Resources TBK PT (f)                                                 701,750
        125,000   Gudang Garam TBK PT (f)                                                   194,995
        500,000   Telekomunikasi Indonesia TBK PT (f)                                       426,131
                                                                                 ------------------
                                                                                          2,139,705
                  MALAYSIA -- 7.2%
        460,000   Commerce Asset Holdings BHD (f)                                           566,357
        120,000   Genting BHD (f)                                                           473,429
        220,000   IOI Corp., BHD                                                            460,263
        200,000   Malaysia International Shipping Corp., BHD (f)                            645,609
        200,000   Public Bank BHD (f)                                                       368,011
        200,000   Resorts World BHD (f)                                                     475,886
                                                                                 ------------------
                                                                                          2,989,555
                  SINGAPORE -- 9.9%
        580,000   CapitaLand LTD (f)                                                        528,701
        156,000   City Developments LTD (f)                                                 553,744

         60,000   City Developments LTD                                                      40,796
        150,000   DBS Group Holdings LTD (f)                                              1,351,968
        180,000   Keppel Corp., LTD (f)                                                     763,631
         70,000   Oversea-Chinese Banking Corp. (f)                                         520,674
         40,000   Venture Corp., LTD (f)                                                    376,235
                                                                                 ------------------
                                                                                          4,135,749
                  SOUTH KOREA -- 24.9%
         77,240   Daishin Securities Co., LTD * (f)                                         874,532
         55,600   Hana Bank (f)                                                           1,055,120
         19,300   Hyundai Heavy Industries (f)                                              403,217
          8,000   Hyundai Mobis (f)                                                         336,165
         17,200   Kookmin Bank * (f)                                                        472,885
         18,000   Korea Electric Power Corp. (f)                                            300,503
          7,400   POSCO (f)                                                               1,018,816
         10,950   Samsung Electronics Co., LTD (f)                                        3,905,821
          7,000   Sindo Ricoh Co., LTD (f)                                                  302,490
          5,700   SK Telecom Co., LTD (f)                                                   784,938
         94,000   Ssangyong Motor Co. * (f)                                                 540,155
         12,000   You Eal Electronics Co., LTD (f)                                          284,896
                                                                                 ------------------
                                                                                         10,279,538
                  TAIWAN -- 13.9%
        920,000   Cathay Financial Holding Co., LTD (f)                                   1,513,537
        362,250   China Steel Corp. (f)                                                     311,362
        450,000   Chinatrust Financial Holding Co. (f)                                      459,430
        750,000   First Financial Holding Co., LTD (f)                                      495,246
        420,000   Formosa Petrochemical Corp. (f)                                           661,077
        125,000   Hon Hai Precision Industry Co., LTD (f)                                   449,543
         59,048   MediaTek, Inc. (f)                                                        339,644
        275,107   Quanta Computer, Inc. (f)                                                 444,215
        300,000   Synnex Technology International Corp. * (f)                               452,578
        488,013   Taiwan Semiconductor Manufacturing Co., LTD * (f)                         618,990
                                                                                 ------------------
                                                                                          5,745,622
                  THAILAND -- 5.6%
        331,400   Bangkok Bank PCL * (f)                                                    762,045
        749,000   Kasikornbank PCL * (f)                                                    861,319
        120,000   Siam Cement PCL (f)                                                       708,796
                                                                                 ------------------
                                                                                          2,332,160
                  UNITED KINGDOM -- 5.4%
        150,000   HSBC Holdings PLC (Hong Kong Registered Shares) (f)                     2,216,740
                  ---------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $40,148,164)                                                     41,174,762
                  ---------------------------------------------------------------------------------

                  WARRANTS -- 0.4%
                  SINGAPORE -- 0.1%
         15,000   City Developments LTD, expires 5/10/06                                     31,382

                  THAILAND -- 0.3%
        170,000   Thoresen Thai Agencies PCL, expires 11/30/04 *                            123,427
                  ---------------------------------------------------------------------------------

                  Total Warrants
                  (Cost $32,500)                                                            154,809
---------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100.0%
                  (COST $40,180,664)                                             $       41,329,571
---------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                    % OF INVESTMENT SECURITIES
-----------------------------------------------------------------------
Banking                                                      24.9%
Real Estate                                                  13.0
Electronics/Electrical Equipment                             10.4
Oil & Gas                                                     5.2
Telecommunications                                            4.7
Insurance                                                     3.7
Diversified                                                   3.5
Computers/Computer Hardware                                   3.3
Telecommunications Equipment                                  3.3
Steel                                                         3.2
Construction Materials                                        3.0
Semi-Conductors                                               2.3
Automotive                                                    2.1
Financial Services                                            2.1
Retailing                                                     2.1
Other (below 2%)                                             13.2
-----------------------------------------------------------------------
Total                                                       100.0%
-----------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004, are as follows:

                            GROSS             GROSS             NET UNREALIZED
     AGGREGATE           UNREALIZED        UNREALIZED           APPRECIATION
        COST            APPRECIATION      DEPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------
$         40,180,664   $     3,629,419   $    (2,480,512)   $          1,148,907
--------------------------------------------------------------------------------

     Abbreviations:
     *    - Non-income producing security.
     (f) - Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

            MARKET VALUE                  PERCENTAGE
            ------------                  ----------
            $ 39,474,426                       95.51%

     GDR  - Global Depositary Receipt.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                     JPMORGAN FLEMING INTREPID EUROPEAN FUND


                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING INTREPID EUROPEAN FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

    SHARES                                   ISSUER                                    VALUE
---------------------------------------------------------------------------------------------------
           LONG - TERM INVESTMENTS-100.0%

                  COMMON STOCKS -- 100.0%
                  AUSTRIA -- 3.0%
          9,285   Bank Austria Creditanstalt AG (f)                              $          547,617
          6,168   OMV AG (f)                                                              1,349,970
         22,045   Voestalpine AG (f)                                                      1,042,854
                                                                                 ------------------
                                                                                          2,940,441

                  DENMARK -- 3.1%
         29,683   Carlsberg AS, Class B (f)                                               1,494,814
         30,395   Danisco AS (f)                                                          1,544,763
                                                                                 ------------------
                                                                                          3,039,577

                  FINLAND -- 0.0% ^
            116   Stora Enso OYJ, R Shares (f)                                                1,615
            506   YIT-Yhtyma OYJ (f)                                                         10,095
                                                                                 ------------------
                                                                                             11,710

                  FRANCE -- 11.0%
         24,654   Compagnie Generale des Etablissements Michelin,
                  Class B (f)                                                             1,372,538
         10,151   Eramet (f)                                                                613,614
         12,564   Imerys SA (f)                                                             764,688
         20,959   Lafarge SA (f)                                                          1,797,232
         19,314   Peugeot SA (f)                                                          1,116,085
         27,222   Renault SA (f)                                                          2,150,010
         16,158   Total SA (f)                                                            3,143,978
                                                                                 ------------------
                                                                                         10,958,145

                  GERMANY -- 12.0%
         38,813   BASF AG (f)                                                             2,067,779
         11,465   Continental AG (f)                                                        541,920
         29,045   E.ON AG (f)                                                             2,071,132
         45,710   HeidelbergCement AG                                                     2,077,479
         24,664   Heidelberger Druckmaschinen AG * (f)                                      767,976
         22,395   MAN AG (f)                                                                831,942
         61,117   Pfleiderer AG, Registered Shares *                                        491,527
         21,022   RWE AG (f)                                                              1,030,427
        116,861   ThyssenKrupp AG (f)                                                     2,084,898
                                                                                 ------------------
                                                                                         11,965,080

                  IRELAND -- 1.1%
         49,991   CRH PLC (f)                                                             1,118,914

                  ITALY -- 4.3%
        126,790   ENI-Ente Nazionale Idrocarburi SPA (f)                                  2,605,356
         35,027   Pirelli & Co. Real Estate SPA (f)                                       1,206,946
         53,857   Saipem SPA (f)                                                            512,634
                                                                                 ------------------

                                                                                          4,324,936

                  LUXEMBOURG -- 1.6%
         93,983   Arcelor SA (f)                                                          1,561,732

                  NORWAY -- 4.1%
         52,449   Aker Kvaerner ASA *                                                       921,400
          8,319   Norsk Hydro ASA (f)                                                       526,486
        208,975   Statoil ASA (f)                                                         2,614,822
            162   Tandberg Television ASA * (f)                                               1,122
                                                                                 ------------------
                                                                                          4,063,830
                  SPAIN -- 2.5%
         45,811   ACS Actividades Cons y Serv SA (f)(l)                                     764,544
         17,805   Metrovacesa SA (f)                                                        702,858
         47,361   Repsol YPF SA (f)                                                       1,007,898
                                                                                 ------------------
                                                                                          2,475,300
                  SWEDEN -- 11.0%
             22   Ainax AB *                                                                    722
             64   Assa Abloy AB, Class B (f)(l)                                                 759
         66,099   Atlas Copco AB * (f)                                                    2,177,458
         40,321   JM AB (f)                                                                 667,733
        108,118   Saab AB, Class B (f)                                                    1,547,752
         54,043   SKF AB, B Shares                                                        2,052,872
         79,369   Ssab Svenskt Stal AB, Ser. A (f)                                        1,422,106
        747,341   Telefonaktiebolaget LM Ericsson, B Shares * (f)                         1,995,970
             51   Trelleborg AB, B Shares (f)                                                   784
         30,811   Volvo AB, B Shares (f)                                                  1,104,547
                                                                                 ------------------
                                                                                         10,970,703
                  SWITZERLAND -- 5.7%
         33,906   Holcim LTD (f)                                                          1,772,323
         13,541   Komax Holding AG * (f)                                                  1,011,243
          1,984   Rieter Holding AG (f)                                                     506,433
         15,418   Saurer AG * (f)                                                           763,515
          5,898   Syngenta AG * (f)                                                         488,788
         80,762   Xstrata PLC (f)                                                         1,138,795
                                                                                 ------------------
                                                                                          5,681,097
                  THE NETHERLANDS -- 10.6%
         10,099   Aalberts Industries NV (f)(l)                                             316,656
             56   ASML Holding NV * (f)                                                         797
         18,412   Corio NV (f)                                                              784,716
         40,910   DSM NV (f)(l)                                                           2,051,052
        164,156   Koninklijke Wessanen NV (f)(l)                                          2,271,781
         13,188   Rodamco Europe NV (f)                                                     813,669
         61,211   Royal Dutch Petroleum Co. (f)                                           3,077,197
         22,371   TPG NV (f)(l)                                                             492,686
         42,946   Wolters Kluwer NV (f)                                                     721,043
                                                                                 ------------------
                                                                                         10,529,597
                  UNITED KINGDOM -- 30.0%
        235,486   BAE Systems PLC (f)                                                       914,989
        122,122   BG Group PLC (f)                                                          760,689
         61,284   BOC Group PLC                                                           1,050,871

        336,439   BP PLC (f)                                                              3,143,104
        151,516   BPB PLC (f)                                                             1,081,756
        300,714   BT Group PLC (f)                                                        1,031,618
        486,506   Centrica PLC (f)                                                        2,091,063
      1,470,431   Corus Group PLC * (f)                                                   1,214,445
        203,221   Imperial Chemical Industries PLC (f)                                      839,542
        396,478   International Power PLC * (f)                                           1,059,142
        112,927   Kelda Group PLC                                                         1,059,617
        182,401   McBride PLC                                                               447,960
        210,699   Mitchells & Butlers PLC                                                 1,033,535
      1,297,638   Pilkington PLC (f)                                                      2,263,512
          7,363   Rolls-Royce Group PLC                                                      32,296
        354,998   Scottish Power PLC                                                      2,543,670
        137,663   Severn Trent PLC (f)                                                    1,994,723
        428,557   Shell Transport & Trading Co., PLC (f)                                  3,092,134
        123,351   The Peninsular & Oriental Steam Navigation Co. (f)                        500,132
          4,800   TI Automotive LTD, Class A *                                                    0
         45,964   Trinity Mirror PLC (f)                                                    519,520
        727,421   Tullow Oil PLC (f)                                                      1,563,478
         54,481   United Utilities PLC (f)                                                  510,300
        482,585   Vodafone Group PLC (f)                                                  1,044,172
                                                                                 ------------------
                                                                                         29,792,268

---------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100.0%
                  (COST $94,576,334)                                             $       99,433,330
---------------------------------------------------------------------------------------------------

    SHARES                  COLLATERAL INVESTMENTS                   VALUE
-----------------------------------------------------------------------------
                         MONEY MARKET FUNDS (c)
      5,000,000          Aim Short Term Investment Co.           $  5,000,000
      1,667,400          BGI Prime                                  1,667,400
                                                                 ------------
                                                                 $  6,667,400

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                    % OF INVESTMENT SECURITIES
-----------------------------------------------------------------------
Oil & Gas                                                     23.0%
Utilities                                                     12.5
Construction Materials                                         7.5
Steel                                                          7.4
Chemicals                                                      6.5
Automotive                                                     6.3
Machinery & Engineering Equipment                              5.3
Construction                                                   4.0
Food/Beverage Products                                         3.8
Real Estate                                                    3.5
Manufacturing                                                  3.1
Telecommunications                                             3.1
Aerospace                                                      2.5
Industrial Components                                          2.1
Metals/Mining                                                  1.8
Retailing                                                      1.5
Multi-Media                                                    1.2
Restaurants/Food Services                                      1.0
Telecommunications Equipment                                   1.0
Transportation                                                 1.0
Other (below 1%)                                               1.9
-----------------------------------------------------------------------
                                                             100.0%
-----------------------------------------------------------------------


For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows:

                            GROSS             GROSS            NET UNREALIZED
     AGGREGATE            UNREALIZED        UNREALIZED          APPRECIATION
        COST             APPRECIATION     (DEPRECIATION)       (DEPRECIATION)
--------------------------------------------------------------------------------
$         94,576,334   $     5,480,507   $      (623,511)   $          4,856,996
--------------------------------------------------------------------------------

Abbreviations

^    - Amount rounds to less than 0.1%.
*    - Non-income producing security.
(c)  - Investment of cash collateral for portfolio securities on loan.
(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
(f) - Fair Valued Investment. The following is the market value and percentage of the investments that are fair valued:

            FUND                                         MARKET VALUE       PERCENTAGE
            --------------------------------------------------------------------------
            JPMorgan Fleming Intrepid European Fund     $   87,721,381         88.22%


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                   JPMORGAN FLEMING INTERNATIONAL GROWTH FUND


                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (Unaudited)


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

    SHARES        ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
          LONG - TERM INVESTMENTS - 100.0%

                  COMMON STOCKS -- 99.0%
                  AUSTRALIA -- 1.3%
          6,330   News Corp., LTD (f)                                            $           53,792

                  BELGIUM -- 1.1%
            370   Colruyt SA (f)                                                             47,797

                  BRAZIL -- 1.0%
            800   Companhia Vale Do Rio Doce, ADR (f)                                        43,120

                  CHINA -- 0.7%
         52,000   China Life Insurance Co., LTD *                                            28,667

                  FINLAND -- 1.2%
          4,170   Nokia OYJ (f)                                                              48,294

                  FRANCE -- 5.9%
            730   BNP Paribas (f)                                                            42,576
          1,620   Dassault Systemes SA (f)                                                   73,145
            660   Total SA (f)                                                              128,516
                                                                                 ------------------
                                                                                            244,237

                  GERMANY -- 7.8%
          1,250   Altana AG (f)                                                              68,025
          1,290   Bayerische Motoren Werke AG (f)                                            57,506
          1,000   Deutsche Boerse AG (f)                                                     48,873
            460   SAP AG (f)                                                                 73,925
          1,350   Schering AG (f)                                                            76,213
                                                                                 ------------------
                                                                                            324,542

                  HONG KONG -- 0.9%
         28,000   Li & Fung LTD (f)                                                          38,703

                  IRELAND -- 1.5%
          4,700   Bank of Ireland (f)                                                        61,629

                  ITALY -- 0.9%
          1,920   ENI-Ente Nazionale Idrocarburi SPA (f)                                     39,483

                  JAPAN -- 22.0%
          2,000   Canon, Inc. (f)                                                            97,508
          2,700   Chugai Pharmaceutical Co., LTD (f)                                         42,383
          2,000   Daikin Industries LTD (f)                                                  49,230
             20   eAccess LTD (W/I) * (f)                                                    19,925
              5   eAccess LTD * (f)                                                           5,285
          1,100   Fanuc LTD (f)                                                              63,132

          2,000   Fujisawa Pharmaceutical Co., LTD (f)                                       48,418
          1,000   Honda Motor Co., LTD (f)                                                   48,392
            600   Hoya Corp. (f)                                                             61,527
          2,000   Kao Corp. (f)                                                              49,540
              7   Mitsubishi Tokyo Financial Group, Inc. (f)                                 62,968
         17,000   Nikko Cordial Corp. (f)                                                    76,772
            500   Nitto Denko Corp. (f)                                                      20,849
          1,500   Secom Co., LTD (f)                                                         60,472
          4,000   Sharp Corp. (f)                                                            57,710
          1,800   Shin-Etsu Chemical Co., LTD (f)                                            60,914
            500   SMC Corp. (f)                                                              48,985
            610   Takefuji Corp. (f)                                                         43,662
                                                                                 ------------------
                                                                                            917,672

                  LUXEMBOURG -- 1.0%
          4,700   SES Global SA, FDR (f)                                                     39,583

                  MEXICO -- 1.0%
            900   Fomento Economico Mexicano SA de CV, ADR (f)                               39,546

                  RUSSIA -- 0.4%
          1,006   YUKOS, ADR (f)                                                             14,688

                  SOUTH KOREA -- 3.7%
            420   Samsung Electronics Co., LTD, GDR (f)                                      75,180
            130   Samsung Electronics Co., LTD, GDR, # (f)                                   23,177
          3,100   SK Telecom Co., LTD, ADR (f)                                               54,746
                                                                                 ------------------
                                                                                            153,103

                  SPAIN -- 2.5%
          2,650   Altadis SA (f)                                                             82,761
          1,400   Gestevision Telecinco SA * (f)                                             22,148
                                                                                 ------------------
                                                                                            104,909

                  SWEDEN -- 1.0%
         16,000   Telefonaktiebolaget LM Ericsson, B Shares (f)                              42,771

                  SWITZERLAND -- 12.9%
          1,230   Adecco SA (f)                                                              57,230
            362   Basilea Pharmaceutica * (f)                                                20,164
          1,370   Credit Suisse Group (f)                                                    44,044
            360   Nestle SA (f)                                                              91,745
          1,300   Novartis AG (f)                                                            58,166
          1,555   Roche Holding AG (f)                                                      153,487
          1,650   UBS AG (f)                                                                110,512
                                                                                 ------------------
                                                                                            535,348

                  TAIWAN -- 0.7%
          3,801   Taiwan Semiconductor Manufacturing Co., LTD, ADR (f)                       27,063

                  THE NETHERLANDS -- 4.4%
          1,900   ABN AMRO Holding NV (f)                                                    39,811
          2,930   Koninklijke Philips Electronics NV (f)                                     71,151
          5,500   Reed Elsevier NV (f)                                                       70,311
                                                                                 ------------------

                                                                                            181,273
                  UNITED KINGDOM -- 27.1%
          4,020   Barclays PLC (f)                                                           33,581
          9,360   BG Group PLC (f)                                                           58,327
          5,800   British Sky Broadcasting PLC (f)                                           63,824
         12,500   Centrica PLC (f)                                                           53,749
         14,810   Compass Group PLC (f)                                                      86,083
          7,970   GlaxoSmithKline PLC (f)                                                   161,753
          3,600   HSBC Holdings PLC (Hong Kong Registered
                  Shares) (f)                                                                53,202
          6,000   Intercontinental Hotels Group PLC (f)                                      63,817
         12,787   Kingfisher PLC (f)                                                         66,064
         19,800   Morrison (WM.) Supermarkets PLC (f)                                        65,093
          2,200   Reckitt Benckiser PLC (f)                                                  60,168
          3,540   Royal Bank of Scotland Group PLC (f)                                       99,476
          2,500   Standard Chartered PLC (f)                                                 41,352
         11,800   Tesco PLC (f)                                                              54,602
         79,000   Vodafone Group PLC                                                        171,002
                                                                                 ------------------
                                                                                          1,132,093
                  ---------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $3,808,315)                                                       4,118,313
                  ---------------------------------------------------------------------------------

                  PREFERRED STOCKS -- 1.0%
                  GERMANY -- 1.0%
             63   Porsche AG (f)
                  (Cost $23,357)                                                             41,035

---------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100.0%
                  (COST $3,831,672)                                              $        4,159,348
---------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                    % OF INVESTMENT SECURITIES
-----------------------------------------------------------------------
Pharmaceuticals                                               14.6%
Banking                                                       14.2
Telecommunications                                             8.6
Electronics/Electrical Equipment                               7.8
Food/Beverage Products                                         6.4
Oil & Gas                                                      5.8
Consumer Products                                              5.6
Retailing                                                      4.4
Financial Services                                             4.1
Computer Software                                              3.5
Automotive                                                     3.5
Semi-Conductors                                                2.4
Office/Business Equipment                                      2.3
Broadcasting/Cable                                             2.1
Chemicals                                                      2.0
Other (below 2%)                                              12.7
-----------------------------------------------------------------------
                                                             100.0%
-----------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004, are as follows:

                            GROSS             GROSS            NET UNREALIZED
     AGGREGATE           UNREALIZED        UNREALIZED           APPRECIATION
        COST            APPRECIATION      DEPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------
$          3,831,672   $       581,624   $      (253,948)   $            327,676
--------------------------------------------------------------------------------

Abbreviations:
*      - Non-income producing security.
#      - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(f) - Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

         MARKET VALUE                 PERCENTAGE
         ------------                 ----------
         $  3,959,679                    95.20%

(W/I)  - When Issued.
ADR    - American Depositary Receipt.
GDR    - Global Depositary Receipt.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                           JPMORGAN FLEMING JAPAN FUND


                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING JAPAN FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

    SHARES                    ISSUER                                                   VALUE
---------------------------------------------------------------------------------------------------
        LONG - TERM INVESTMENTS - 100.0%

                  COMMON STOCKS -- 100.0%
                  ADVERTISING -- 0.5%
             27   Advance Create Co., LTD * (f)                                  $          136,908

                  AEROSPACE -- 1.0%
         14,000   Japan Aviation Electronics Industry LTD (f)                               148,257
         40,000   Sumitomo Precision Products Co., LTD (f)                                  128,928
                                                                                 ------------------
                                                                                            277,185

                  AUTOMOTIVE -- 13.1%
         17,600   Denso Corp. (f)                                                           430,275
         17,900   Honda Motor Co., LTD (f)                                                  865,943
          3,500   Musashi Seimitsu Industry Co., LTD (f)                                    155,300
         19,000   NHK Spring Co., LTD (f)                                                   121,556
         63,800   Nissan Motor Co., LTD (f)                                                 683,264
         10,600   Showa Corp. (f)                                                           125,135
         27,800   Toyota Motor Corp. (f)                                                  1,108,549
                                                                                 ------------------
                                                                                          3,490,022

                  BANKING -- 7.6%
             70   Mitsubishi Tokyo Financial Group, Inc. (f)                                629,480
         21,000   Mitsui Trust Holdings, Inc. (f)                                           146,730
            130   Mizuho Financial Group, Inc. (f)                                          491,277
        161,000   Resona Holdings, Inc. * (f)                                               248,020
             87   Sumitomo Mitsui Financial Group, Inc. (f)(l)                              523,365
                                                                                 ------------------
                                                                                          2,038,872

                  BUSINESS SERVICES -- 1.4%
          4,000   Arrk Corp. (f)                                                            151,442
            570   Bellsystem 24, Inc. (f)(l)                                                106,542
             54   Fullcast Co., LTD (f)                                                     114,378
                                                                                 ------------------
                                                                                            372,362

                  CHEMICALS -- 7.9%
         15,000   Asahi Denka Co., LTD (f)(l)                                               139,169
         35,000   Denki Kagaku Kogyo Kabushiki Kaisha (f)                                   113,797
         18,000   Fujikura Kasei Co., LTD (f)                                               147,205
          8,400   Hitachi Chemical Co., LTD (f)                                             120,332
         34,100   JSR Corp. (f)                                                             563,319
         21,000   Nissan Chemical Industries LTD (f)                                        155,733
         13,200   Nitto Denko Corp. (f)                                                     550,236
          6,100   Shin-Etsu Chemical Co., LTD (f)                                           206,367
         61,000   Showa Denko K.K. (f)(l)                                                   136,035
                                                                                 ------------------
                                                                                          2,132,193

                  COMPUTER SOFTWARE -- 1.0%
             43   Cybernet Systems Co., LTD (f)                                             140,407

             37   Zentek Technology Japan, Inc. * (f)                                       131,147
                                                                                 ------------------
                                                                                            271,554

                  CONSTRUCTION -- 1.4%
         37,000   Sanko Soflan Co., Inc.                                                    140,756
         32,000   Sekisui Chemical Co., LTD (f)                                             229,924
                                                                                 ------------------
                                                                                            370,680

                  CONSTRUCTION MATERIALS -- 1.5%
         19,000   Asahi Glass Co., LTD (f)                                                  170,894
         22,000   Sanwa Shutter Corp. (f)                                                   105,888
         30,000   Sun Wave Corp. (f)                                                        137,130
                                                                                 ------------------
                                                                                            413,912

                  CONSUMER PRODUCTS -- 0.4%
         12,000   Sankyo Seiki Manufacturing Co., LTD * (f)                                 114,006

                  CONSUMER SERVICES -- 2.7%
          8,000   Meiko Network Japan Co., LTD                                              147,862
          7,400   Park24 Co., LTD (f)(l)                                                    258,366
          5,100   TIS, Inc. (f)(l)                                                          195,189
          1,650   USS Co., LTD (f)                                                          133,194
                                                                                 ------------------
                                                                                            734,611

                  DISTRIBUTION -- 4.8%
         12,000   Misumi Corp. (f)                                                          351,952
         44,000   Mitsubishi Corp. (f)                                                      422,599
         30,000   Mitsui & Co., LTD (f)                                                     224,600
         40,000   Sumitomo Corp. (f)                                                        278,518
                                                                                 ------------------
                                                                                          1,277,669

                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 8.7%
          4,400   Cosel Co., LTD (f)                                                        112,907
          7,100   Fanuc LTD (f)                                                             407,362
         22,000   Fujikura LTD (f)                                                          106,323
         12,000   Iriso Electronics Co., LTD                                                203,490
          8,000   Meiko Electronics Co.                                                     213,180
          4,700   Nidec Corp. (f)                                                           436,464
         31,000   Nissin Electric Co., LTD (f)                                               91,070
         44,000   Oki Electric Industry Co., LTD * (f)(l)                                   157,414
         11,200   Omron Corp. (f)(l)                                                        239,767
          2,200   SMC Corp. (f)                                                             215,467
         17,000   Sumitomo Electric Industries LTD (f)                                      161,321
                                                                                 ------------------
                                                                                          2,344,765

                  ENTERTAINMENT/LEISURE -- 1.0%
          2,000   Mars Engineering Corp. (f)                                                 68,019
          2,000   Mars Engineering Corp. (W/I) *                                             68,010
        339,000   Omega Project Co., LTD *                                                  127,746
                                                                                 ------------------
                                                                                            263,775

                  FINANCIAL SERVICES -- 10.4%
          4,270   Acom Co., LTD (f)                                                         273,350
          2,700   Aiful Corp. (f)                                                           253,474
         21,000   Daiwa Securities Group, Inc. (f)                                          137,296
          4,900   Diamond Lease Co., LTD (f)                                                183,098
         21,000   Ichiyoshi Securities Co., LTD (f)                                         168,898

          3,100   Jafco Co., LTD (f)(l)                                                     188,334
         45,000   Japan Asia Investment Co., LTD (f)                                        157,371
         27,300   Lopro Corp. (f)(l)                                                        202,523
         23,100   Matsui Securities Co., LTD (f)(l)                                         631,949
         12,000   Mitsubishi Securities Co., LTD (f)(l)                                     138,182
          1,010   SFCG & Co., LTD (f)(l)                                                    205,068
          3,530   Takefuji Corp. (f)                                                        252,586
                                                                                 ------------------
                                                                                          2,792,129

                  FOOD/BEVERAGE PRODUCTS -- 0.7%
          3,800   ITO En LTD (f)(l)                                                         177,449

                  HOTELS/OTHER LODGING -- 0.5%
          5,800   Kyoritsu Maintenance Co., LTD (f)                                         132,906

                  INTERNET SERVICES/SOFTWARE -- 0.8%
            172   eAccess LTD (W/I) *                                                       171,298
             43   eAccess LTD * (f)(l)                                                       45,441
                                                                                 ------------------
                                                                                            216,739

                  MACHINERY & ENGINEERING EQUIPMENT -- 4.6%
         19,000   Amada Co., LTD (f)                                                        107,635
         55,000   Daifuku Co., LTD (f)(l)                                                   276,249
         17,000   Hisaka Works LTD                                                          148,715
         19,000   Komatsu LTD (f)(l)                                                        112,003
         29,500   Mori Seiki Co., LTD (f)(l)                                                224,350
         23,000   Nabtesco Corp. (f)                                                        123,768
          6,000   Takeuchi Manufacturing Co., LTD (f)                                       254,129
                                                                                 ------------------
                                                                                          1,246,849

                  MANUFACTURING -- 2.7%
          4,600   Hoya Corp. (f)                                                            471,559
         23,200   NTN Corp. (f)(l)                                                          120,166
          1,900   TDK Corp. (f)                                                             131,219
                                                                                 ------------------
                                                                                            722,944

                  METALS/MINING -- 3.6%
         91,000   Dowa Mining Co., LTD (f)(l)                                               549,284
         54,000   Nippon Light Metal Co., LTD (f)(l)                                        112,260
         53,000   Sumitomo Metal Mining Co., LTD (f)                                        316,480
                                                                                 ------------------
                                                                                            978,024

                  OFFICE/BUSINESS EQUIPMENT -- 2.0%
         11,000   Canon, Inc. (f)                                                           536,126


                  OIL & GAS -- 1.9%
         61,000   Nippon Mining Holdings, Inc. (f)                                          256,038
         20,000   Nippon Oil Corp. (f)                                                      122,857
         13,200   Showa Shell Sekiyu K.K. (f)                                               119,389
                                                                                 ------------------
                                                                                            498,284

                  PHOTOGRAPHIC EQUIPMENT -- 0.4%
          8,500   Konica Minolta Holdings, Inc. (f)                                         110,688

                  PRINTING & PUBLISHING -- 0.5%
         19,000   Mitsumura Printing Co., LTD (f)                                           124,920

                  REAL ESTATE -- 3.1%
          2,400   Aeon Mall Co., LTD (f)                                                    122,450
          6,400   First Juken Co., LTD                                                      140,685
         14,000   Fuji Corp., LTD (f)                                                       152,017
         13,000   Mitsubishi Estate Co., LTD (f)                                            147,329
         12,000   Mitsui Fudosan Co., LTD (f)                                               133,024
         12,000   Sumitomo Realty & Development Co., LTD (f)                                136,472
                                                                                 ------------------
                                                                                            831,977

                  RESTAURANTS/FOOD SERVICES -- 0.5%
             25   Reins International, Inc. (f)                                             128,418

                  RETAILING -- 5.8%
          1,000   Aoki Super Co., LTD                                                         6,909
         13,000   Denkodo Co., LTD                                                          117,805
          1,300   Don Quijote Co., LTD (f)(l)                                                72,532
          4,700   Gigas K's Denki Corp. (f)                                                 142,574
          9,100   Konaka Co., LTD (f)                                                       117,103
          7,700   Meganesuper Co., LTD                                                      142,318
          3,600   Nafco Co., LTD (l)                                                        107,236
          4,600   Otsuka Kagu LTD (f)                                                       123,367
          2,500   RIO Chain Co., LTD                                                         26,019
          2,600   Ryohin Keikaku Co., LTD (f)                                               117,254
         18,000   Tokyo Derica Co., LTD                                                     137,275
         12,100   VT Holdings Co., LTD                                                      455,969
                                                                                 ------------------
                                                                                          1,566,361

                  SHIPPING/TRANSPORTATION -- 0.8%
         16,200   Advan Co., LTD (f)                                                        202,735

                  STEEL -- 2.8%
         10,700   JFE Holdings, Inc. (f)(l)                                                 255,430
        126,000   Nippon Steel Corp. (f)                                                    255,019
         39,000   Tokyo Kohtetsu Co., LTD * (f)                                             140,067
          6,800   Tokyo Steel Manufacturing Co., LTD (f)(l)                                 103,148
                                                                                 ------------------
                                                                                            753,664

                  TELECOMMUNICATIONS -- 0.5%
         28,000   Tamura Taiko Holdings, Inc. *                                             135,409

                  TEXTILES -- 1.1%
         35,000   Mitsubishi Rayon Co., LTD (f)                                             121,723
         38,000   Toray Industries, Inc. (f)                                                179,908
                                                                                 ------------------
                                                                                            301,631

                  TRANSPORTATION -- 2.5%
          4,300   Hamakyorex Co., LTD (f)                                                   140,124
          9,000   Meitetsu Transport Co., LTD                                                23,418
        100,000   Mitsui O.S.K. Lines LTD (f)                                               518,669
                                                                                 ------------------
                                                                                            682,211

                  WHOLESALING -- 1.8%
         41,000   Osaka Uoichiba Co., LTD                                                   110,726
             80   Quin Land Co., LTD (f)                                                    208,936
         20,000   Takihyo Co., LTD                                                          116,460

         10,000   Takihyo Co., LTD (W/I) *                                                   57,422
                                                                                 ------------------
                                                                                            493,544

                  ---------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $26,952,321)                                                     26,871,522
                  ---------------------------------------------------------------------------------

                  WARRANTS -- 0.0%^
                  FINANCIAL SERVICES -- 0.0%^
            180   KBC Financial Products International (TOPIX Index),
                  expires 9/27/04*
                  (Cost $16,200)                                                              1,080

---------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100.0%
                  (COST $26,968,521)                                             $       26,872,602
---------------------------------------------------------------------------------------------------

    SHARES                      COLLATERAL INVESTMENTS               VALUE
    --------------------------------------------------------------------------
                  MONEY MARKET FUNDS (c)
      2,749,181   AIM Short Term Investment Co.                   $  2,749,181
        758,746   Barclays Global Investors Prime
                  Money Market Fund                                    758,746
                                                                  ------------
                                                                  $  3,507,927
                                                                  ------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004, are as follows:

                            GROSS             GROSS            NET UNREALIZED
     AGGREGATE           UNREALIZED        UNREALIZED           APPRECIATION
        COST            APPRECIATION      DEPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------
$         26,968,521   $     1,260,114   $    (1,356,033)   $            (95,919)
--------------------------------------------------------------------------------

Abbreviations:
*      -  Non-income producing security.
^      -  Amount rounds to less than 0.01%.
(c)    -  Investment of cash collateral for portfolio securities on loan.
(f) - Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

          MARKET VALUE                         PERCENTAGE
          ------------                         ----------
          $  24,072,814                             89.58%

(l) - Security, or portion of a security, has been delivered to counterparty as part of a security lending transaction.
(W/I)  -  When Issued.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

           JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND


                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

    SHARES                    ISSUER                                                   VALUE
---------------------------------------------------------------------------------------------------
                  LONG - TERM INVESTMENTS - 99.8%

                  COMMON STOCKS -- 98.2%
                  AUSTRALIA -- 0.0%^
            338   Southern Pacific Petroleum NL * (i)(f)+                        $                0

                  AUSTRIA -- 0.7%
             62   Telekom Austria AG (f)+                                                       962

                  BRAZIL -- 0.6%
             32   Petroleo Brasileiro SA, ADR +                                                 833

                  FRANCE -- 13.7%
             24   Accor SA (f)+                                                               1,025
             14   Aventis SA +                                                                1,083
             55   BNP Paribas (f)+                                                            3,216
             44   Peugeot SA (f)+                                                             2,568
             23   Societe Television Francaise 1 (f)+                                           657
              9   Technip SA (f)+                                                             1,209
             82   Thomson SA (f)+                                                             1,540
             24   Total SA (f)+                                                               4,724
             69   Veolia Environnement (f)+                                                   1,836
                                                                                 ------------------
                                                                                             17,858

                  GERMANY -- 1.9%
             13   Bayer AG (f)+                                                                 337
             42   Bayerische Hypo-und Vereinsbank AG * (f)+                                     679
             26   Schering AG (f)+                                                            1,466
                                                                                 ------------------

                                                                                              2,482
                  HONG KONG -- 4.6%
            947   Cathay Pacific Airways LTD (f)+                                             1,684
            323   Henderson Land Development Co., LTD (f)+                                    1,420
            940   The Wharf Holdings LTD (f)+                                                 2,892
                                                                                 ------------------
                                                                                              5,996
                  INDIA -- 1.7%
            104   Reliance Industries LTD, GDR, # + *                                         2,268

                  INDONESIA -- 0.4%
             29   Telekomunikasi Indonesia TBK PT, ADR +                                        493

                  ITALY -- 0.9%
             56   ENI-Ente Nazionale Idrocarburi SPA (f)+                                     1,155

                  JAPAN -- 19.0%
             18   Aiful Corp. (f)+                                                            1,699
             75   Asahi Breweries LTD (f)+                                                      796
             18   Canon, Inc. (f)+                                                              863
            379   Daiwa Securities Group, Inc. (f)+                                           2,478
             35   Fujisawa Pharmaceutical Co., LTD (f)+                                         842
            412   Fujitsu LTD (f)+                                                            2,545
             17   Honda Motor Co., LTD (f)+                                                     837

          419     Itochu Corp. * (f)+                                                         1,613
            0^^   Japan Tobacco, Inc. (f)+                                                      825
           32     JFE Holdings, Inc. (f)+                                                       764
          407     Kubota Corp. (f)+                                                           1,842
            8     Kyocera Corp. (f)+                                                            632
          203     Mitsui Chemicals, Inc. (f)+                                                   901
           16     Nintendo Co., LTD (f)+                                                      1,767
            0^^   Nippon Telegraph & Telephone Corp. (f)+                                     2,029
           50     Ricoh Co., LTD (f)+                                                           970
            6     Rohm Co., LTD (f)+                                                            652
           47     Sony Corp. (f)+                                                             1,631
           54     Suzuki Motor Corp. (f)+                                                       960
                                                                                 ------------------
                                                                                             24,646

                  NORWAY -- 0.5%
           57     Statoil ASA (f)+                                                              711

                  SINGAPORE -- 2.3%
           95     City Developments LTD (f)+                                                    337
          132     DBS Group Holdings LTD (f)+                                                 1,190
        1,138     Singapore Telecommunications LTD (f)+                                       1,514
                                                                                 ------------------
                                                                                              3,041

                  SOUTH KOREA -- 3.0%
           23     Kookmin Bank, ADR * +                                                         628
           64     POSCO, ADR +                                                                2,339
            6     Samsung Electronics Co., LTD, GDR, #+*                                      1,011
                                                                                 ------------------
                                                                                              3,978

                  SPAIN -- 1.7%
           61     Iberdrola SA (f)+                                                           1,241
           44     Industria de Diseno Textil, SA (f)+                                         1,001
                                                                                 ------------------
                                                                                              2,242

                  SWEDEN -- 3.0%
           40     Atlas Copco AB, Class A (f)+                                                1,427
           66     SKF AB, B Shares +                                                          2,525
                                                                                 ------------------
                                                                                              3,952

                  SWITZERLAND -- 9.8%
          126     ABB LTD * (f)+                                                                686
            9     Ciba Specialty Chemicals AG * (f)+                                            622
           98     Compagnie Financiere Richemont AG, Class A (f)+                             2,533
           25     Roche Holding AG (f)+                                                       2,425
           13     Synthes, Inc. (f)+                                                          1,240
           30     UBS AG (f)+                                                                 2,040
           23     Zurich Financial Services AG * (f)+                                         3,213
                                                                                 ------------------
                                                                                             12,759

                  TAIWAN -- 1.5%
           41     Hon Hai Precision Industry Co., GDR +                                         310
          441     United Microelectronics Corp., ADR * +                                      1,631
                                                                                 ------------------
                                                                                              1,941

                  THE NETHERLANDS -- 5.7%
           18     Akzo Nobel NV (f)+                                                            611
          126     ING Groep NV (f)+                                                           2,927

            372   Koninklijke KPN NV (f)+                                                     2,759
             28   Koninklijke Philips Electronics NV (f)+                                       675
             37   Koninklijke Wessanen NV (f)+                                                  506
                                                                                 ------------------
                                                                                              7,478

                  UNITED KINGDOM -- 27.2%
             55   AstraZeneca PLC (f)+                                                        2,440
             84   Barclays PLC (f)+                                                             704
            118   BBA Group PLC (f)+                                                            561
            200   BP PLC (f)+                                                                 1,867
             35   British American Tobacco PLC (f)+                                             528
            194   Centrica PLC (f)+                                                             836
            298   HSBC Holdings PLC (f)+                                                      4,381
             38   Imperial Tobacco Group PLC (f)+                                               835
             93   Intercontinental Hotels Group PLC (f)+                                        992

             59   Man Group PLC (f)+                                                          1,396
            275   Prudential PLC (f)+                                                         2,277
            131   Rank Group PLC (f)+                                                           707
            108   Reckitt Benckiser PLC (f)+                                                  2,957
            181   Royal Bank of Scotland Group PLC (f)+                                       5,086
             60   SABMiller PLC (f)+                                                            767
            153   Scottish Power PLC (f)+                                                     1,093
            477   Tesco PLC (f)+                                                              2,205
            119   Unilever PLC (f)+                                                           1,051
          2,221   Vodafone Group PLC (f)+                                                     4,804
                                                                                 ------------------
                                                                                             35,487

                  ---------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $110,887)                                                           128,282
                  ---------------------------------------------------------------------------------

                  PREFERRED STOCKS -- 1.6%
                  AUSTRALIA -- 1.6%
            264   News Corp., LTD +
                  (Cost $2,021)                                                               2,102

                  WARRANTS -- 0.0%^
                  SINGAPORE -- 0.0%^
             10   City Developments LTD, expires 5/10/06 + *
                  (Cost $0)                                                                      20
                  ---------------------------------------------------------------------------------
                  Total Long-Term Investments
                  (Cost $112,908)                                                           130,404
                  ---------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
---------------------------------------------------------------------------------------------------
                  SHORT - TERM INVESTMENT - 0.2%

                  U.S. TREASURY SECURITY -- 0.2%
$           310   U.S. Treasury Bill, 1.32%, 10/7/04
                  (Cost $309)                                                                   309
---------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENTS -- 100.0%
                  (COST $113,217)                                                $          130,713
---------------------------------------------------------------------------------------------------

    SHARES                 COLLATERAL INVESTMENTS                VALUE
-----------------------------------------------------------------------
                       MONEY MARKET FUNDS (c)
          1,500        AIM Short Term Investment Co.           $  1,500
          1,802        Barclays Global Investors Fund             1,802
                       -------------------------------------------------
                                                               $  3,302
                       -------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                    % OF INVESTMENT SECURITIES
-----------------------------------------------------------------------
Banking                                                            13.7%
Telecommunications                                                  9.6
Oil & Gas                                                           7.1
Insurance                                                           6.5
Pharmaceuticals                                                     6.3
Retailing                                                           4.4
Financial Services                                                  4.3
Electronics/Electrical Equipment                                    3.9
Utilities                                                           3.8
Chemicals                                                           3.6
Automotive                                                          3.3
Consumer Products                                                   3.3
Machinery & Engineering Equipment                                   2.5
Food/Beverage Products                                              2.4
Steel                                                               2.4
Diversified                                                         2.2
Computers/Computer Hardware                                         2.2
Multi-Media                                                         2.1
Semi-Conductors                                                     2.0
Industrial Components                                               1.9
Hotels/Other Lodging                                                1.6
Construction                                                        1.4
Office/Business Equipment                                           1.4
Real Estate                                                         1.4
Toys & Games                                                        1.4
Airlines                                                            1.3
Distribution                                                        1.2
Other (less than 1%)                                                2.8
-----------------------------------------------------------------------
                                                                  100.0%
-----------------------------------------------------------------------

AS OF JULY 31, 2004
(AMOUNTS IN THOUSANDS)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                          NET UNREALIZED
                                             SETTLEMENT      VALUE         APPRECIATION
                               SETTLEMENT      VALUE       AT 7/31/04     (DEPRECIATION)
CONTRACTS TO BUY                  DATE         (USD)         (USD)            (USD)
-----------------------------------------------------------------------------------------
          6,990      AUD        8/12/04      $    4,984    $    4,890    $            (94)
            449      CHF        8/12/04             360           351                  (9)
         11,955      EUR        8/12/04          14,401        14,391                 (10)
            930    EUR for
          1,621      AUD        8/12/04           1,134~        1,120~                (14)
          1,270    EUR for
          1,915      CHF        8/12/04           1,497~        1,528~                 31
          2,059    EUR for
          1,376      GBP        8/12/04           2,500~        2,478~                (22)
          3,519      GBP        8/12/04           6,254         6,393                 139
         19,778      HKD        8/12/04           2,540         2,536                  (4)
      1,123,860      JPY        8/12/04          10,249        10,087                (162)
        179,344    JPY for
            890      GBP        8/12/04           1,617~        1,610~                 (7)
          2,664      SEK        8/12/04             347           347                  (-)^^
                                             ----------    ----------    ----------------
                                             $   45,883    $   45,731    $           (152)
                                             ==========    ==========    ================

                                                                          NET UNREALIZED
                                             SETTLEMENT       VALUE         APPRECIATION
                               SETTLEMENT      VALUE       AT 7/31/04     (DEPRECIATION)
CONTRACTS TO SELL                 DATE         (USD)          (USD)            (USD)
-----------------------------------------------------------------------------------------
            813      AUD        8/12/04      $      560    $      569    $             (9)
          6,167      CHF        8/12/04           4,775         4,822                 (47)
          6,912      EUR        8/12/04           8,250         8,321                 (71)
          2,180      GBP        8/12/04           3,932         3,960                 (28)
         48,282      HKD        8/12/04           6,202         6,191                  11
        762,898      JPY        8/12/04           6,769         6,847                 (78)
          2,827      NOK        8/12/04             404           404                   -^^
          8,731      SEK        8/12/04           1,142         1,137                   5
          4,090      SGD        8/12/04           2,408         2,377                  31
                                             ----------    ----------    ----------------
                                             $   34,442    $   34,628    $           (186)
                                             ==========    ==========    ================

~ For cross-currency exchange contracts, the settlement value is the market value at 7/31/04 of the currency being sold, and the value at 7/31/04 is the market value at 7/31/04 of the currency being purchased.
^^ Amount rounds to less than one thousand.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows (in thousands):

                           GROSS             GROSS             NET UNREALIZED
     AGGREGATE           UNREALIZED        UNREALIZED           APPRECIATION
        COST            APPRECIATION      DEPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------
$            113,217   $        19,875   $        (2,379)   $             17,496
--------------------------------------------------------------------------------

JPMORGAN FUNDS

Abbreviations:

*    -  Non-income producing security.
^    -  Amount rounds to less than 0.1%.
^^   -  Amount rounds to less than one thousand.
+    -  All or a portion of this security is segregated for TBA, when issued, delayed delivery, swaps or unsettled trades.
#    -  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(c)  -  Investment of cash collateral for portfolio securities on loan.
(f) - Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

        FUND                                                             MARKET VALUE        PERCENTAGE
        -----------------------------------------------------------------------------------------------
        JPMorgan Fleming Tax Aware International Opportunities Fund      $    115,161              88.10%

(i)  -  Security is considered illiquid and may be difficult to sell.
ADR  -  American Depository Receipt.
GDR  -  Global Depository Receipt.
AUD  -  Australian Dollar.
CHF  -  Swiss Franc.
EUR  -  Euro.
GBP  -  Great Britain Pound.
HKD  -  Hong Kong Dollar.
JPY  -  Japanese Yen.
NOK  -  Norwegian Krone.
SEK  -  Swedish Krona.
SGD  -  Singapore Dollar.
USD  -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Mutual Fund Group
            ------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
     -----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
     -----------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        ------------------------------------------------
                              George C.W. Gatch, President

Date   September 29, 2004
     -----------------------------------------------------